Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Presentation and Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) applicable to interim financial information. These consolidated financial statements include the accounts of SEEQC, Inc., and its consolidated subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

The unaudited condensed consolidated financial statements have been prepared on the same basis as the audited annual consolidated financial statements as of and for the year ended December 31, 2025, and, in the opinion of management, reflect all adjustments, consisting of normal recurring adjustments, necessary for the fair presentation of the Company’s condensed consolidated balance sheet as of June 30, 2026, the condensed consolidated statements of operations and comprehensive loss for the six months ended June 30, 2026 and 2025, condensed consolidated statements of shareholders’ equity (deficit) for the six months ended June 30, 2026 and 2025 and the condensed consolidated statements of cash flows for the six months ended June 30, 2026 and 2025.

The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and the accompanying notes for the year ended December 31, 2025. The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 8 of Regulation S-X of the SEC. Certain information or footnote disclosures normally included in unaudited condensed financial statements prepared in accordance with US GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. The results for the six months ended June 30, 2026 and 2025 are not necessarily indicative of results to be expected for the year ending December 31, 2026, any other interim periods, or any future year or period.

The Company’s significant accounting policies are disclosed in the audited consolidated financial statements for the year ended December 31, 2025. There have been no changes to its significant accounting policies.

Recently Issued Accounting Pronouncements Not Yet Adopted

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which is intended to enhance transparency into the nature and function of expenses. The amendments require that on an annual and interim basis, entities disclose disaggregated operating expense information about specific categories, including purchases of inventory, employee compensation, depreciation, amortization and depletion. This guidance is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. The Company will evaluate the impact of the guidance on its financial statements in advance of the adoption date.

In June 2025, the FASB issued ASU 2025-03 — Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in a Variable-Interest Entity. This standard clarifies that when a business combination is effected primarily by exchanging equity interests and the legal acquiree is a variable-interest entity (“VIE”) that meets the definition of a business, entities must identify the accounting acquirer using the factors in ASC 805-10-55-12 through 55-15, rather than relying solely on the VIE consolidation model. The ASU is effective for years beginning after December 15, 2026, but early adoption is permitted. This ASU should be applied on a prospective basis, although retrospective application is permitted. The Company is currently evaluating the impact of this standard on its financial statements and disclosures.

2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods. Areas of the consolidated financial statements where estimates may have the most significant effect include, but are not limited to, revenue recognition, determination of the fair value of stock-based compensation, determination of the fair value of convertible notes, and selection of useful lives of property and equipment and related depreciation and amortization methods. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, and makes adjustments when facts and circumstances dictate. These estimates are based on information available as of the date of the consolidated financial statements; therefore, actual results could differ from those estimates.

Foreign Currency Translation and Transactions

The Company’s reporting currency is the U.S. dollar. The Company determines the functional currency of each subsidiary based on the currency of the primary economic environment in which each subsidiary operates. The Company translates the assets and liabilities of those subsidiaries with functional currency different from the Company’s reporting currency into U.S. dollars based on the current exchange rate as of the end of the period.

Revenues and expenses are translated at average exchange rates in effect during the period. The gain or loss resulting from the process of translating foreign currency financial statements into U.S. dollars is reflected as a foreign currency cumulative translation adjustment and reported as a component of accumulated other comprehensive (loss) income. Foreign currency transaction gains and losses resulting from, or expected to result from, transactions denominated in a currency other than the functional currency are recognized in other income and expense in the consolidated statements of operations and comprehensive loss. Unrealized foreign currency transaction gains for the years ended December 31, 2025 and 2024 was zero and $18 thousand, respectively. Realized foreign currency transaction gains and losses were de minimis for the years ended December 31, 2025 and 2024.

Segment Information

The Company identifies a business component as an operating segment if: (i) it engages in business activities from which it may earn revenues and incur expenses; (ii) its operating results are regularly reviewed by the Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance; and (iii) it has available discrete financial information. The Company’s CODM is the Chief Executive Officer. The CODM manages the Company’s business activities as a single operating segment and reviews financial information, operating results, and allocates resources at the consolidated level. Accordingly, the Company has only one operating segment, and therefore, one reportable segment.

Concentrations of Credit Risk and Significant Customers

Financial instruments that potentially subject the Company to credit risk consist principally of cash and accounts receivable. The Company places its cash with high credit quality financial institutions. At times, cash may be uninsured or in deposit accounts that exceed the Federal Deposit Insurance Corporation insurance limit. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk.

Concentrations within accounts receivable are generally limited due to the Company’s customer base and dispersion across different industries and geographic areas. The Company extends credit to customers based on its evaluation of the customer’s financial condition. The Company does not require that any collateral be provided by its customers.

Significant customers are those which represent 10% or more of revenues or accounts receivable balance from customers under ASC 606, Revenue from Contracts with Customers (“ASC 606”) at each consolidated balance sheet date. The following table summarizes the percentages of total sales and accounts receivable, net for customers who accounted for 10% or more of the respective amounts for the periods presented:

	Revenue		Accounts Receivable
	Years Ended December 31,		As of December 31,
	2025	2024	2025	2024
Customer A	26%	27%	39%	91%
Customer B**	11%	19%	21%	*
Customer C**	41%	20%	40%	*
Customer D	*	13%	*	*

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*        Indicates customer portion represented less than 10% of the total account balance in the period presented.

**      Customer B and Customer C are U.S. federal government agencies and are considered a single customer under ASC 280-10-50-42.

Cash, Cash Equivalents, and Restricted Cash

The Company considers all highly liquid investment securities with remaining maturities at the date of purchase of three months or less to be cash equivalents. The Company classifies all cash of which use is limited by contractual provisions as restricted cash. Restricted cash is recorded on the consolidated balance sheet as of December 31, 2024 within other non-current assets and includes amounts held as a security deposit for a letter of credit in connection with our corporate cards. The Company did not have any restricted cash as of December 31, 2025.

Accounts Receivable

Accounts receivable are recorded at invoice value, net of allowance for credit losses. Expected credit losses for uncollectible receivable balances consider both current conditions, such as aging criteria and specified events that indicate the balance due is not collectible, and reasonable and supportable forecasts of future conditions such as publicly available macroeconomic data and whether future credit losses are expected to differ from historical losses. The Company’s accounts receivable are primarily due from grants awarded by a United Kingdom government agency, and customers in the United States consisting of governmental agencies and commercial businesses.

As of December 31, 2025, accounts receivable included $0.5 million associated with the grant receivables from the United Kingdom government agency and $0.3 million from customers in the United States. As of December 31, 2024, accounts receivable included $0.7 million associated with the grant receivables from the United Kingdom government agency and $0.8 million from customers in the United States. As of December 31, 2025 and 2024, the Company does not have any allowances for credit losses.

Property and Equipment, Net

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Cost includes expenditures directly attributable to the acquisition of the assets and bringing the assets to a working condition intended for their use. Major expenditures for property and equipment and those which substantially increase the useful lives of the assets are capitalized. Maintenance repairs and minor renewals are expensed as incurred. When assets are retired or otherwise disposed of, their costs and related accumulated depreciation and amortization are removed from the accounts and any resulting gain or loss is included in the statements of operations and comprehensive loss in the period of disposal.

Property and equipment acquired for a specific project is depreciated over the life of the applicable project, unless it has alternative future use. Property and equipment not acquired for a specific project, or that has alternative future use, is depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Type	Estimated Useful Life
Machinery and equipment	7 years
Furniture and fixtures	4 years
Computer network equipment	3 – 4 years
Leasehold improvements	Shorter of the remaining lease term or estimated useful life

Construction-in-progress is stated at cost and includes amounts expended on property and equipment, which have not been placed into service. Such assets are not depreciated until placed in service.

Leases

The Company accounts for leases in accordance with Financial Accounting Standards Board (“FASB”) ASC 842, Leases (“ASC 842”). ASC 842 requires lessees to recognize most leases on the balance sheet with a corresponding right-to-use asset (“ROU asset”). ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. The assets and lease liabilities are recognized at the lease commencement date based on the estimated present value of fixed lease payments over the lease term. ROU assets are evaluated for impairment using the long-lived asset impairment guidance.

Leases are classified as either financing or operating, which drives the expense recognition pattern. A lease is classified as a finance lease if any one of the following criteria are met: the lease transfers ownership of the asset by the end of the lease term, the lease contains an option to purchase the asset that is reasonably certain to be exercised, the lease term is for a major part of the remaining useful life of the asset or the present value of the lease payments equals or exceeds substantially all of the fair value of the asset. A lease is classified as an operating lease if it does not meet any one of these criteria. The Company has elected not to recognize leases with an original term of one year or less on the consolidated balance sheets. Options to renew a lease are not included in the lease assessment unless there is reasonable certainty that the renewal will be exercised.

The interest rate implicit in lease contracts is typically not readily determinable. As a result, the Company utilizes its incremental borrowing rate, which reflects the fixed rate at which the Company could borrow on a collateralized basis the amount of the lease payments in the same currency, for a similar term, in a similar economic environment.

For its real estate and equipment leases, the Company has elected the expedient not to separate lease and non-lease components.

Deferred Offering Costs

The Company capitalizes certain legal, professional accounting and other third-party fees that are directly associated with the in-process offering and business combination with Allegro as deferred offering costs until such transaction is consummated. After consummation of such transaction, these costs are recorded as a reduction of the proceeds received from the transaction within equity. Should the business combination be abandoned, the deferred offering costs will be expensed immediately as a charge to operating expenses in the statements of operations. The Company did not record any deferred offering costs as of December 31, 2024. As of December 31, 2025, the Company recorded deferred offering costs of $0.9 million.

Impairment of Long-Lived Assets

Long-lived assets, which consist of property and equipment, operating lease right-of-use assets, and financing lease right-of-use assets are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of a long-lived asset or long-lived asset group may not be recoverable. Some factors the Company considers important which could trigger an impairment review include: (i) significant underperformance compared to expected historical or projected future operating results; (ii) significant changes in the Company’s use of the acquired assets or the strategy for its overall business; and (iii) significant negative industry or economic trends. The carrying amount of a long-lived asset or long-lived asset group is not recoverable if it exceeds the sum of the undiscounted future cash flows expected to result from the use and eventual disposition of the asset. The amount of impairment loss, if any, is measured as the difference between the carrying value of the asset and its estimated fair value. The Company considers expected cash flows and estimated future operating results, trends, and other available information in assessing whether the carrying value of assets is impaired. For the years ended December 31, 2025 and 2024, no impairments were recorded.

Fair Value Measurements

Certain assets and liabilities are carried at fair value under U.S. GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

•        Level 1 — Quoted prices in active markets for identical assets or liabilities.

•        Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•        Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

The carrying value of certain financial instruments of the Company, such as cash, accounts receivable, contract assets, prepaid expenses and other current assets, accounts payable, accrued expenses and other current liabilities, and contract liabilities approximate fair value due to the short-term nature of these assets and liabilities.

Fair Value Option for Convertible Notes

The Company elected the fair value option under ASC 825, Financial Instruments, to account for convertible notes issued during 2022 (the “2022 Convertible Notes”) and 2024 (the “2024 Convertible Notes”) and therefore did not have to bifurcate any embedded derivatives in accordance with ASC 815, Derivatives and Hedging. At issuance, the Company recorded the convertible notes at fair value and subsequently remeasured them to fair value at each reporting date until settlement. Changes in fair value were recognized as a component of other income (expense), net in the consolidated statements of operations and comprehensive loss. As a result of applying the fair value option, direct costs and fees related to the convertible notes were recognized in earnings as incurred and not deferred (see Note 7). The Company has not elected to present interest expense separately from changes in fair value and therefore will not present interest expense associated with the convertible notes. Any changes in fair value caused by instrument-specific credit risk are presented separately in other comprehensive income. During the year ended December 31, 2024, the Company did not record any changes in fair value related to instrument-specific credit risk. The Company’s 2022 Convertible Notes and 2024 Convertible Notes converted into shares of the Company’s Series SA-2 and Series A-2 convertible preferred stock upon issuance of the Series A-2 preferred stock in November 2024, and as such were not outstanding as of December 31, 2024. See Note 7.

Revenue Recognition

The Company’s revenue consists of revenue from quantum computing research and development projects and custom chip fabrication services for commercial entities and the U.S. government and its various agencies (either directly or as a sub-contractor). The Company’s contracts are under fixed-price or cost-reimbursable-plus-fee contractual arrangements.

The Company recognizes revenue under ASC 606.

Revenue is recognized when control of the goods and services is transferred to the customer in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods and services. The Company recognizes revenue from contracts with customers using the five-step model outlined in ASC 606: 1) identify the contract with the customer; 2) identify the performance obligations; 3) determine the transaction price in the contract; 4) allocate the transaction price to the performance obligations in the contract; and 5) recognize revenue when, or as, the Company satisfies a performance obligation.

A performance obligation is a promise in a contract with a customer to transfer a distinct good or service to the customer and is the unit of accounting under ASC 606. Each contract is evaluated to identify performance obligations and the contract’s transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. When there are multiple performance obligations in a contract, the transaction price is allocated to each performance obligation based on its stand-alone selling price.

The Company evaluates the services promised in each contract at inception to determine whether the contract should be accounted for as having one or more performance obligations. The majority of contracts include one performance obligation as the promise to transfer services are not typically separately identifiable from other promises in its contracts, and therefore not distinct from one another. The contracts do not include variable consideration. At the inception of a contract, the transaction price is based on the current rights and does not contemplate future modifications. Contracts are occasionally modified to include changes in specifications, requirements, or price, which may create new or change existing enforceable rights and obligations. Depending on the nature of the modification, the Company determines whether to account for the modification as an adjustment to the existing contract or as a separate contract. Generally, modifications are distinct and are accounted for as a separate contract.

Performance obligations are satisfied at a point in time when control of the service transfers to the customer and when title, and risk and rewards of ownership have transferred to the customer, generally upon customer acceptance. The Company’s revenue from custom chip fabrication services are recognized at a point in time upon delivery to and acceptance from the customer.

Performance obligations are satisfied over time if the customer receives and consumes the benefits as the Company performs the work, or if the services being performed for the customer relate to assets that have no alternative use and the Company has a contractual right to payment. The Company’s research and development projects are recognized over time or at a point in time, depending on the nature of the services being provided.

Revenue on fixed price research and development projects recognized over time is recognized using the input method based on the ratio of total actual incurred costs to date to the total estimated costs for each contract (“cost-to-cost method”). Under the cost-to-cost method, revenue is recorded at amounts equal to the ratio of actual cumulative costs incurred divided by total estimated costs at completion, multiplied by the total estimated contract revenue, less the cumulative revenue recognized in prior periods. Revenue on cost-reimbursable-plus-fee research and development contracts is recognized as services are performed, generally based on the allowable costs incurred during the period plus any recognizable earned fee. The Company considers fixed fees under cost-reimbursable-plus-fee contracts to be earned in proportion to the allowable costs incurred in performance of the contract.

Substantially all of the Company’s contracts with the U.S. government contain a termination for convenience clause, regardless of whether the Company is the prime contractor or the subcontractor. These clauses generally entitle the Company, upon termination for convenience, to receive the purchase price for delivered items, reimbursement of allowable work-in-process costs and an allowance for profit.

For all types of contracts, the Company recognizes anticipated contract losses as soon as they become known and estimable.

The use of contract accounting for its’ research and development projects requires judgment relative to estimating total contract revenues and costs, including assumptions relative to the length of time to complete the contract, the nature and complexity of the work to be performed, anticipated increases in wages and prices for subcontractor services and materials, and the availability of subcontractor services and materials. The Company’s estimates are based upon the professional knowledge and experience of its engineers, program managers and other personnel, who review each long-term contract monthly to assess the contract’s schedule, performance, technical matters, and estimated cost at completion. Changes in estimates are applied when adjustments in estimated contract costs are identified, and such revisions may result in current period adjustments to earnings applicable to performance in prior periods.

Contract Assets and Liabilities

The Company records revenue from performance obligations when performance obligations are satisfied. In certain contracts billings are based on the completion of certain milestones pursuant to contractual arrangements, and the timing of revenue recognition may be different from when the Company bills or collects from a customer, which results in the recognition of a contract asset or a contract liability.

A contract asset is recognized when costs and estimated earnings in excess of billings on uncompleted contracts represent accumulated incurred costs and earned profits which have been recognized as revenue but have not yet been billed. Unbilled contract receivables are converted to billed receivables when amounts are invoiced to customers according to contractual billing terms, which generally occur when deliveries or other performance milestones are completed. A contract liability is recognized when the billings are in excess of costs and estimated earnings on uncompleted contracts or when payments received for funded contracts are in excess of revenue recognized on contracts accounted for under the cost-to-cost method. Funded contracts represent firm orders for products and services for which funding has been both authorized and appropriated by the customer or the U.S. Government, in the case of U.S. government agencies. As of December 31, 2025 and 2024, all of the Company’s revenue contracts are short-term in nature with a initial contract terms of one year or less. The Company has elected the practical expedient exempting the Company from disclosure of the transaction price allocated to remaining performance obligations if the performance obligation is part of a contract that has an original expected duration of one year or less.

Cost of Revenue

Cost of revenue consists primarily of direct and indirect costs associated with the delivery of goods and services to customers. Cost of revenues include employee salaries and employee related costs, material costs, and an allocation of facility costs and depreciation expenses that directly related to the delivery of goods and services to customers.

Research and Development Costs

Costs incurred by the Company for its independent research and development (“IRD”) are expensed as incurred, pursuant to ASC 730, Research and Development. IRD costs include employee salaries and employee related costs, including stock based compensation, materials costs, and an allocation of facility costs and depreciation expense related to the Company’s IRD projects.

Selling, General, and Administrative Costs

Selling, general and administrative expenses include employee salaries and employee related costs, including stock-based compensation, professional service fees, and an allocation of facility costs and depreciation expense associated with general selling and administrative overhead activities.

Grant Income

The Company’s grant income is derived primarily from an arrangement with a United Kingdom government agency and an arrangement with a European Union government agency. The grants provide the Company with payments for certain types of expenditures in return for research and development activities over a contractually defined period. Grants awarded to the Company for research and development are outside the scope of ASC 606 and are accounted for under ASC 832, Government Assistance.

The Company recognizes grant income as reimbursable grant costs are incurred up to pre-approved award limits within a given budget period. The costs associated with these reimbursements are reflected as a component of research and development expense in the accompanying consolidated statements of operations and comprehensive loss. For each of the years ended December 31, 2025 and 2024, the Company recognized grant income of $1.7 million and $2.0 million, respectively, which is recorded within grant income as a component of total operating costs and expenses on the consolidated statements of operations and comprehensive loss. The Company recorded research and development expense of $2.3 million and $2.8 million associated with the grant income for the years ended December 31, 2025 and 2024, respectively.

The Company changed the presentation of grants amounting to $1.7 million and $2.0 million for the years ended December 31, 2025 and 2024, respectively, from grant revenue within total revenue (as previously presented), to grant income within total operating costs and expenses to reflect the economics of the grants and the effects of the grants on the Company’s operations.

Intellectual Property Matters

Research conducted by the Company often results in the invention and creation of intellectual property (“IP”). The Company has an extensive IP portfolio spread across all of the Company’s core business. Costs incurred for the filing of proprietary IP rights are expensed as incurred and recognized within selling, general, and administrative expense of the consolidated statements of operations and comprehensive loss for the years ended December 31, 2025 and 2024.

Stock-Based Compensation

The Company accounts for stock-based compensation to employees and non-employees in accordance with Financial Accounting Standards Board (“FASB”) ASC 718, Compensation — Stock Compensation (“ASC 718”). Stock-based compensation expense of the Company relates to equity awards issued by the Company to its employees and non-employees under its 2019 Equity Incentive Plan (the “2019 Plan”), including stock options and restricted stock awards with both service and performance-based vesting conditions.

The Company measures and records compensation expense related to stock-based awards based on the fair value of those awards as determined on the date of grant. The Company recognizes stock-based compensation expense over the requisite service period, which generally represents the vesting period during which an employee provides service in exchange for the award. Compensation expense for awards to non-employees is recognized in the same manner as if the Company had paid cash in exchange for the goods or services, which is generally over the vesting period of the award. Forfeitures are accounted for as they occur. Stock-based compensation expense for service-only based awards is recognized on a straight-line basis. Stock-based compensation expense for awards with both performance and service-based vesting conditions is recognized over the requisite service period using an accelerated attribution method, once the performance conditions are considered probable of being achieved, using management’s best estimates.

The fair value of each restricted stock award granted is measured on the date of grant at the estimated fair value of the common stock. The fair value of each stock option grant is estimated on the date of the grant using the Black-Scholes-Merton (“Black-Scholes”) option-pricing model, which requires the use of subjective assumptions. The Company calculates the fair value using the following assumptions:

Expected Volatility — The Company estimated volatility for option grants by evaluating the average historical volatility of a peer group of companies for the period immediately preceding the option grant for a term that is approximately equal to the options’ expected term.

Expected Term — The expected term of the Company’s options represents the period that the stock-based awards are expected to be outstanding. As the Company does not have sufficient historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior, the Company has elected to estimate its expected term by using the midpoint between the requisite service period and the contractual term.

Risk-Free Interest Rate — The risk-free interest rate is based on the implied yield currently available on U.S. Treasury zero-coupon issues with a term that is approximately equal to the options’ expected term at grant date.

Dividend Yield — The Company has not declared or paid dividends to date and does not anticipate declaring dividends. As such, the dividend yield has been estimated to be zero.

Because the Company is privately held and there has historically been no public market for its stock, the fair value of the Company’s equity is determined by the Company’s Board of Directors, with inputs from management, considering third-party valuations of its common stock as well as the Company’s Board of Directors’ assessment of additional objective and subjective factors that it believed were relevant. These third-party valuations were performed in accordance with the guidance outlined in the American Institute of Certified Public Accountants’ Accounting and Valuation Guide, Valuation of Privately Held Company Equity Securities Issued as Compensation.

The Company accounts for forfeitures as they occur. For awards forfeited before completion of the requisite service period, previously recognized compensation expense is reversed in the period the award is forfeited.

Convertible Preferred Stock

ASC 480-10-S99-3A(2) of the SEC’s Accounting Series Release N0. 268 (“ASR 268”) requires preferred securities that are redeemable for cash or other assets to be classified outside of permanent equity if they are redeemable (i) at a fixed or determinable price on a fixed or determinable date, (ii) at the option of the holder, or (iii) upon the occurrence of an event that is not solely within the control of the issuer. Preferred securities that are mandatorily redeemable are required to be classified by the issuer as liabilities whereas under ASR 268, a company should classify a preferred security whose redemption is contingent on an event not entirely in control of the issuer as mezzanine equity. The Company’s convertible preferred stock contains redemption rights in a liquidation event and deemed liquidation event which are contingent upon events that are within the Company’s control, and therefore the Company’s convertible preferred stock is presented in permanent equity. Consistent with permanent equity classification, the carrying values of the convertible preferred stock is recorded at par value and proceeds received in excess of par are recorded in additional paid-in capital.

Income Taxes

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, the Company determines deferred tax assets and liabilities on the basis of the differences between the financial statements and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company recognizes deferred tax assets to the extent that it believes that these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If the Company determines that it would be able to realize our deferred tax assets in the future in excess of their net recorded amount, it would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Company records uncertain tax positions in accordance with ASC 740, Income Taxes (“ASC 740”) on the basis of a two-step process in which (1) it determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, it recognizes the largest amount of tax benefit that is more than 50% likely to be realized upon ultimate settlement with the related tax authority.

The Company recognizes interest and penalties related to unrecognized tax benefits on the income tax expense line in the accompanying consolidated statements of operations. As of December 31, 2025 and 2024, no accrued interest or penalties are included in the consolidated balance sheets.

Comprehensive Loss

Comprehensive loss consists of two components including net loss and total other comprehensive (loss) income after taxes. The Company’s total other comprehensive (loss) income consists of foreign currency translation adjustments that result from consolidation of its foreign subsidiaries.

Net Loss per Share

The Company calculated basic and diluted net income (loss) per share attributable to common stockholders using the two-class method required for companies with participating securities. The Company considers its convertible preferred stock to be a participating security as the holders are entitled to receive non-cumulative dividends on a pari passu basis in the event that a dividend is paid on common stock.

Under the two-class method, basic net income (loss) per share available to common stockholders was calculated by dividing the net income (loss) available to common stockholders by the weighted average number of shares of common stock outstanding during the period. During net loss periods, the net loss available to common stockholders was not allocated to the convertible preferred stock as the holders of convertible preferred stock did not have a contractual obligation to share in losses. Diluted net income (loss) per share available to common stockholders was computed by giving effect to all potentially dilutive common stock equivalents outstanding for the period. During periods of loss, convertible preferred stock, stock options and convertible notes were considered common stock equivalents but had been excluded from the calculation of diluted net loss per share available to common stockholders as their effect was anti-dilutive. In periods in which the Company reports a net loss available to common stockholders, diluted net loss per share available to common stockholders is the same as basic net loss per share available to common stockholders, since dilutive common shares are not assumed to have been issued if their effect is anti-dilutive. The Company reported net losses available to common stockholders for the years ended December 31, 2025 and 2024.

Recently Adopted Accounting Pronouncements

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities, which adds guidance to ASC 832 on the recognition, measurement, and presentation of government grants. In developing the ASU’s recognition and measurement framework, the FASB largely leveraged the guidance in IAS 20, to which many for-profit entities that apply U.S. GAAP have historically analogized when accounting for government grants. The ASU is effective for fiscal years beginning after December 15, 2028, including interim periods within those fiscal years. Early adoption is permitted. The Company adopted ASU 2025-10 on January 1, 2024. There was no impact on the Company’s consolidated financial statements as a result of this adoption.

In December 2023, the FASB finalized ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 requires a company’s annual consolidated financial statements to include consistent categories and greater disaggregation of information in the rate reconciliation, and income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for the Company’s annual reporting periods beginning after December 15, 2025. The Company adopted ASU 2023-09 on January 1, 2025 using a full retrospective method of transition. Refer to Note 12.

Recently Issued Accounting Pronouncements Not Yet Adopted

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which is intended to enhance transparency into the nature and function of expenses. The amendments require that on an annual and interim basis, entities disclose disaggregated operating expense information about specific categories, including purchases of inventory, employee compensation, depreciation, amortization and depletion. This guidance is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. The Company will evaluate the impact of the guidance on its financial statements in advance of the adoption date.

In June 2025, the FASB issued ASU 2025-03 — Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in a Variable-Interest Entity. This standard clarifies that when a business combination is effected primarily by exchanging equity interests and the legal acquiree is a variable-interest entity (“VIE”) that meets the definition of a business, entities must identify the accounting acquirer using the factors in ASC 805-10-55-12 through 55-15, rather than relying solely on the VIE consolidation model. The ASU is effective for years beginning after December 15, 2026, but early adoption is permitted. This ASU should be applied on a prospective basis, although retrospective application is permitted. The Company is currently evaluating the impact of this standard on its financial statements and disclosures.